Right-of-use assets and lease liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Right-of-use assets and lease liabilities
Schedule of finance right-of-use assets

September 30, 2024
Finance right-of-use assets, beginning of the period	$2,140,338
Impact of lease additions, disposals and/or modifications	—
Exercise of buy-out options into property, plant and equipment	(699,903)
Depreciation on right-of-use assets	(163,614)

Finance right-of-use assets, end of the period	$1,276,821

September 30, 2024
Finance lease liabilities, beginning of the period	$857,837
Impact of lease additions, disposals and/or modifications	10,601
Interest expense on lease liabilities	48,749
Payments of lease liabilities	(541,492)

Finance lease liabilities, end of the period	$375,695

Less current portion of finance lease liabilities	355,161

Long term portion of finance lease liabilities	$20,534

Schedule of finance lease liabilities

September 30, 2024
Finance right-of-use assets, beginning of the period	$2,140,338
Impact of lease additions, disposals and/or modifications	—
Exercise of buy-out options into property, plant and equipment	(699,903)
Depreciation on right-of-use assets	(163,614)

Finance right-of-use assets, end of the period	$1,276,821

September 30, 2024
Finance lease liabilities, beginning of the period	$857,837
Impact of lease additions, disposals and/or modifications	10,601
Interest expense on lease liabilities	48,749
Payments of lease liabilities	(541,492)

Finance lease liabilities, end of the period	$375,695

Less current portion of finance lease liabilities	355,161

Long term portion of finance lease liabilities	$20,534

Schedule of operating right-of-use assets

September 30, 2024
Operating right-of-use assets, beginning of the period	$28,887,905
Impact of lease additions, disposals and/or modifications	(2,125,346)
Right-of-use asset lease expense	(3,104,371)

Operating right-of-use assets, end of the period	$23,658,188

September 30, 2024
Operating lease liabilities, beginning of the period	$30,398,566
Impact of lease additions, disposals and/or modifications	(2,180,550)
Lease liability expense	2,389,817
Payments of lease liabilities	(5,425,421)

Operating lease liabilities, end of the period	25,182,412

Less current portion of operating lease liabilities	4,043,583

Long term portion of operating lease liabilities	$21,138,829

Schedule of operating lease liabilities

September 30, 2024
Operating right-of-use assets, beginning of the period	$28,887,905
Impact of lease additions, disposals and/or modifications	(2,125,346)
Right-of-use asset lease expense	(3,104,371)

Operating right-of-use assets, end of the period	$23,658,188

September 30, 2024
Operating lease liabilities, beginning of the period	$30,398,566
Impact of lease additions, disposals and/or modifications	(2,180,550)
Lease liability expense	2,389,817
Payments of lease liabilities	(5,425,421)

Operating lease liabilities, end of the period	25,182,412

Less current portion of operating lease liabilities	4,043,583

Long term portion of operating lease liabilities	$21,138,829